Nuveen Virginia Quality Municipal Income Fund
Portfolio of Investments February 28, 2022
(Unaudited)
NPV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 160.7% (100.0% of Total Investments)
MUNICIPAL BONDS - 160.7%  (100.0% of Total Investments)
Consumer Staples - 4.7% (2.9% of Total Investments)
Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 530 5.250%, 6/01/32 3/22 at 100.00 N/R $ 530,170
705 5.625%, 6/01/47 3/22 at 100.00 N/R 705,183
4,135 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
3/22 at 100.00 B- 4,165,062
6,645 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
3/22 at 100.00 B- 6,648,455
50 Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31
3/22 at 100.00 A1 50,116
12,065 Total Consumer Staples 12,098,986
Education and Civic Organizations - 12.8% (7.9% of Total Investments)
Alexandria Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Episcopal High
School, Series 2017:
1,105 4.000%, 1/01/37 1/27 at 100.00 A1 1,195,290
565 4.000%, 1/01/40 1/27 at 100.00 A1 608,742
390 Amherst Industrial Development Authority, Virginia, Revenue Bonds,
Sweet Briar College, Series 2006, 5.000%, 9/01/26
3/22 at 100.00 BB- 385,983
1,000 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/43
1/28 at 100.00 AA 1,169,600
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021,
3.000%, 10/01/50
10/30 at 100.00 Aa1 2,057,760
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/36
6/27 at 100.00 Aa2 552,275
Montgomery County Economic Development Authority,
Virginia, Revenue Bonds, Virginia Tech Foundation,
Refunding Series 2019A:
500 4.000%, 6/01/37 6/29 at 100.00 Aa2 566,510
905 4.000%, 6/01/39 6/29 at 100.00 Aa2 1,022,017
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 BBB+ 850,650
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 AAA 2,747,550
1,515 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 AAA 1,760,551
9,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/42, (UB) (4)
4/27 at 100.00 AAA 10,458,720
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 BB+ 1,040,330
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A:
1,500 5.000%, 7/01/35, 144A 7/25 at 100.00 BB+ 1,572,000
4,000 5.000%, 7/01/45, 144A 7/25 at 100.00 BB+ 4,161,320
500 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Regent University Project, Series 2021, 4.000%, 6/01/36
6/31 at 100.00 BBB- 540,715
2,000 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2020A, 5.000%, 11/01/33
11/30 at 100.00 AA- 2,455,680
29,730 Total Education and Civic Organizations 33,145,693

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NPV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 22.5% (14.0% of Total Investments)
Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020:
$ 1,200 5.000%, 7/01/31 7/30 at 100.00 AA- $ 1,482,768
2,000 4.000%, 7/01/39 7/30 at 100.00 AA- 2,272,740
225 4.000%, 7/01/40 7/30 at 100.00 AA- 255,265
2,055 4.000%, 7/01/45 7/30 at 100.00 AA- 2,309,512
1,000 Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds,
Chesapeake Regional Medical Center, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 A 1,109,120
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 2,081,856
1,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2012A, 5.000%, 5/15/40
5/22 at 100.00 AA+ 1,008,930
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 AA+ 2,177,080
2,595 Fairfax County Industrial Development Authority, Virginia, Hospital
Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%,
8/15/23
No Opt. Call AA+ 2,692,598
2,500 Fredericksburg Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, MediCorp Health System, Series 2007,
5.250%, 6/15/23
No Opt. Call A3 2,631,450
1,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 A+ 1,075,130
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 N/R 3,832,850
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
195 5.000%, 1/01/31 1/27 at 100.00 A- 223,981
2,000 5.000%, 1/01/47 1/27 at 100.00 A- 2,252,480
1,650 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 3.000%,
1/01/51
1/32 at 100.00 N/R 1,540,341
1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 AA 1,101,720
4,000 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51
7/30 at 100.00 AA- 4,435,360
Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 A3 1,121,900
1,440 5.000%, 6/15/35 6/26 at 100.00 A3 1,611,763
1,360 4.000%, 6/15/37 6/26 at 100.00 A3 1,443,735
3,200 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 AA- 3,710,496
6,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 AA- 6,628,080
Virginia Small Business Finance Authority, Healthcare
Facilities Revenue Bonds, Sentara Healthcare, Refunding
Series 2020:
1,000 4.000%, 11/01/38 11/29 at 100.00 AA 1,123,760
1,150 4.000%, 11/01/39 11/29 at 100.00 AA 1,288,402
2,700 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 2,927,610

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Winchester Economic Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated
Group, Refunding Series 2015:
$ 1,500 5.000%, 1/01/33 1/26 at 100.00 A+ $ 1,669,305
1,000 5.000%, 1/01/35 1/26 at 100.00 A+ 1,112,080
2,000 4.000%, 1/01/37 1/26 at 100.00 A+ 2,131,620
1,215 5.000%, 1/01/44 1/26 at 100.00 A+ 1,353,085
53,405 Total Health Care 58,605,017
Housing/Multifamily - 6.5% (4.1% of Total Investments)
980 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R 997,336
Virginia Housing Development Authority, Rental Housing
Bonds, Series 2015A:
1,000 3.500%, 3/01/35 3/24 at 100.00 AA+ 1,024,100
1,000 3.625%, 3/01/39 3/24 at 100.00 AA+ 1,024,940
900 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 AA+ 929,412
2,750 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 AA+ 2,844,930
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 AA+ 1,538,325
1,700 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 AA+ 1,769,428
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.800%, 9/01/44
3/28 at 100.00 AA+ 3,184,020
1,855 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.500%, 7/01/45
7/29 at 100.00 AA+ 1,722,701
2,165 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.400%, 9/01/45
9/29 at 100.00 AA+ 1,956,056
16,850 Total Housing/Multifamily 16,991,248
Long-Term Care - 10.0% (6.2% of Total Investments)
2,800 Albemarle County, VA, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/49
6/29 at 103.00 N/R 3,029,908
900 Alexandria Industrial Development Authority, Virginia, Residential Care
Facilities Mortgage Revenue Bonds, Goodwin House Incorporated,
Series 2015, 5.000%, 10/01/50
10/25 at 100.00 BBB+ 974,331
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Mortgage Revenue Bonds,
Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42 10/24 at 102.00 BBB+ 737,387
1,965 5.000%, 10/01/42 10/24 at 102.00 BBB+ 2,127,447
1,000 Henrico County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury of Richmond,
Refunding Series 2020, 4.000%, 10/01/50
10/26 at 103.00 A- 1,086,640
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Virginia United Methodist Homes of
Williamsburg Inc. Windsormeade, Series 2021A, 4.000%, 6/01/47
6/27 at 103.00 N/R 1,017,540
1,045 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding
Series 2021A, 4.000%, 12/01/50
12/27 at 103.00 N/R 1,087,228
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 BBB- 1,047,520
1,250 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2017A, 5.000%, 1/01/48
1/23 at 103.00 BBB- 1,329,513
2,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2022. Forward Delivery, 4.000%, 1/01/48
1/29 at 103.00 N/R 2,051,220

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NPV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Norfolk Redevelopment and Housing Authority, Virginia,
Fort Norfolk Retirement Community, Inc., Harbor's Edge
Project, Series 2019A:
$ 625 5.000%, 1/01/49 1/24 at 104.00 N/R $ 664,794
2,700 5.250%, 1/01/54 1/24 at 104.00 N/R 2,878,767
Prince William County Industrial Development Authority,
Virginia, Residential Care Facility Revenue Bonds,
Westminster at Lake Ridge, Refunding Series 2016:
670 5.000%, 1/01/37 1/25 at 102.00 BB 701,175
2,000 5.000%, 1/01/46 1/25 at 102.00 BB 2,070,060
Suffolk Economic Development Authority, Virginia,
Retirement Facilities First Mortgage Revenue Bonds, Lake
Prince Center, Inc./United Church Homes and Services
Obligated Group, Refunding Series 2016:
1,000 5.000%, 9/01/26 9/24 at 102.00 N/R 1,086,350
1,920 5.000%, 9/01/31 9/24 at 102.00 N/R 2,060,390
1,900 Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/51
7/27 at 103.00 A 2,073,033
24,475 Total Long-Term Care 26,023,303
Tax Obligation/General - 1.0% (0.6% of Total Investments)
2,035 Arlington County, Virginia, General Obligation Bonds, Refunding Series
2014B, 5.000%, 8/15/22
No Opt. Call AAA 2,075,578
380 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2017D, 5.000%, 3/01/33
No Opt. Call AA+ 503,956
2,415 Total Tax Obligation/General 2,579,534
Tax Obligation/Limited - 33.8% (21.1% of Total Investments)
Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017:
1,730 5.000%, 2/15/35 8/27 at 100.00 Aa1 2,023,771
1,340 5.000%, 2/15/37 8/27 at 100.00 Aa1 1,564,504
Buena Vista Public Recreational Facilities Authority, Virginia,
Lease Revenue Bonds, Golf Course Project, Series 2005A:
255 5.250%, 7/15/25 - ACA Insured 3/22 at 100.00 N/R 255,275
520 5.500%, 7/15/35 - ACA Insured 3/22 at 100.00 N/R 520,349
1,150 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
3/22 at 100.00 N/R 1,150,586
1,500 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/42
4/27 at 100.00 AA+ 1,720,770
1,325 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R 1,349,539
4,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/34
11/25 at 100.00 BB 4,416,440
395 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/42
1/31 at 100.00 Ba1 423,219
1,000 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/34
12/26 at 100.00 BB 1,127,220
2,000 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 5.250%, 7/01/60
7/30 at 100.00 AA 2,446,320
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
4,000 5.000%, 7/01/48, (UB) (4) 1/28 at 100.00 AA+ 4,717,040
2,000 5.000%, 7/01/52 1/28 at 100.00 AA+ 2,350,060
13,000 5.000%, 7/01/52, (UB) (4) 1/28 at 100.00 AA+ 15,275,390
1,000 5.500%, 7/01/57 1/28 at 100.00 AA+ 1,200,120
965 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/35, 144A
3/25 at 100.00 N/R 998,891

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series
2018:
$ 360 4.500%, 9/01/28, 144A 9/27 at 100.00 N/R $ 373,662
3,000 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 3,160,260
645 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.500%, 7/01/29 - AMBAC Insured
No Opt. Call N/R 668,401
5,875 Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds,
Refunding Series 2005C, 0.000%, 7/01/28 - AMBAC Insured
No Opt. Call N/R 4,507,359
5,085 Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds,
Series 2005A, 0.000%, 7/01/29 - AMBAC Insured
No Opt. Call N/R 3,714,592
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
51 0.000%, 7/01/24 No Opt. Call N/R 48,537
96 0.000%, 7/01/27 No Opt. Call N/R 85,101
94 0.000%, 7/01/29 7/28 at 98.64 N/R 78,749
219 0.000%, 7/01/31 7/28 at 91.88 N/R 171,032
136 0.000%, 7/01/33 7/28 at 86.06 N/R 99,052
1,173 4.500%, 7/01/34 7/25 at 100.00 N/R 1,267,931
3,609 0.000%, 7/01/51 7/28 at 30.01 N/R 849,486
6,310 5.000%, 7/01/58 7/28 at 100.00 N/R 7,076,349
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
550 4.329%, 7/01/40 7/28 at 100.00 N/R 602,266
4 4.536%, 7/01/53 7/28 at 100.00 N/R 4,375
62 4.784%, 7/01/58 7/28 at 100.00 N/R 68,571
760 Puerto Rico, Highway Revenue Bonds, Highway and Transportation
Authority, Refunding Series 2007CC, 5.500%, 7/01/28 - NPFG Insured
No Opt. Call Baa2 810,152
1,500 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 A 1,650,390
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 AA 2,390,528
885 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24
- AGM Insured
No Opt. Call AA 911,231
1,000 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/24 - AGM
Insured
No Opt. Call AA 1,040,950
1,725 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 1,755,446
1,500 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2020A, 4.000%,
2/01/38
2/30 at 100.00 AA+ 1,715,760
3,500 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30
9/26 at 100.00 AA+ 4,036,830
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 AA+ 2,235,760
2,000 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Series 2015A, 5.000%, 8/01/26
8/25 at 100.00 AA+ 2,244,860
Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Financing Program, Series 2012A:
35 5.000%, 11/01/42 11/22 at 100.00 AAA 35,928
120 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 N/R 133,662
300 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R 364,092
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2012, 4.000%, 5/15/37
5/22 at 100.00 AA+ 1,006,870

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NPV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 AA+ $ 1,096,610
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2018, 4.000%, 5/15/38
5/28 at 100.00 AA+ 1,128,950
Western Virginia Regional Jail Authority, Virginia, Facility
Revenue Bonds, Refunding Series 2016:
920 5.000%, 12/01/36 12/26 at 100.00 Aa2 1,059,592
84,934 Total Tax Obligation/Limited 87,932,828
Transportation - 48.6% (30.3% of Total Investments)
Capital Region Airport Commission, Virginia, Airport
Revenue Bonds, Refunding Series 2016A:
375 4.000%, 7/01/34 7/26 at 100.00 A2 407,122
400 4.000%, 7/01/35 7/26 at 100.00 A2 434,008
250 4.000%, 7/01/38 7/26 at 100.00 A2 270,705
Chesapeake Bay Bridge and Tunnel District, Virginia,
General Resolution Revenue Bonds, First Tier Series 2016:
1,705 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 AA 1,900,205
8,320 5.000%, 7/01/46 7/26 at 100.00 BBB 9,182,368
Chesapeake, Virginia, Transportation System Senior Toll
Road Revenue Bonds, Capital Appreciation Series 2012B:
2,000 0.000%, 7/15/32 (5) 7/28 at 100.00 BBB+ 2,132,480
1,000 0.000%, 7/15/40 - AGM Insured (5) 7/28 at 100.00 AA 1,096,470
4,125 0.000%, 7/15/40 (5) 7/28 at 100.00 BBB+ 4,413,503
4,500 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44
10/29 at 100.00 A- 4,896,675
1,800 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53
4/22 at 100.00 A- 1,806,498
3,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 N/R 3,321,450
Metropolitan Washington Airports Authority, Virginia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B:
4,000 0.000%, 10/01/26 No Opt. Call AA 3,636,160
11,825 0.000%, 10/01/34 No Opt. Call AA 8,373,755
1,135 0.000%, 10/01/36 No Opt. Call AA 749,032
5,010 0.000%, 10/01/39 No Opt. Call AA 2,958,305
6,700 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A- 8,519,117
7,300 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 Aa3 8,248,416
375 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017, 5.000%, 10/01/34, (AMT)
10/27 at 100.00 Aa3 431,933
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
2,000 5.000%, 10/01/32, (AMT) 10/28 at 100.00 Aa3 2,347,460
3,290 5.000%, 10/01/36, (AMT) 10/28 at 100.00 Aa3 3,849,070
2,000 5.000%, 10/01/38, (AMT) 10/28 at 100.00 Aa3 2,335,480
4,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A, 5.000%, 10/01/38, (AMT)
10/29 at 100.00 Aa3 4,715,720
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2020A. Forward Delivery, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 Aa3 1,208,800
2,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 4.000%, 10/01/51, (AMT)
10/31 at 100.00 Aa3 2,193,080

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
$ 150 5.000%, 8/01/26, (AMT) 3/22 at 100.00 B $ 151,497
595 5.000%, 8/01/31, (AMT) 3/22 at 100.00 B 600,938
1,740 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019,
5.000%, 7/01/43
7/29 at 100.00 A- 2,052,417
660 Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds,
Expressway System, Series 2002, 5.250%, 7/15/22 - FGIC Insured
No Opt. Call A 669,907
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien
Series 2017:
4,000 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 4,589,520
5,785 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 6,613,701
Virginia Small Business Financing Authority, Revenue Bonds,
95 Express Lanes LLC Project, Refunding Senior Lien
Series 2022:
1,120 4.000%, 1/01/39, (AMT) 1/32 at 100.00 N/R 1,232,829
1,000 4.000%, 1/01/40, (AMT) 1/32 at 100.00 N/R 1,100,490
1,000 4.000%, 7/01/40, (AMT) 1/32 at 100.00 N/R 1,099,580
1,685 4.000%, 1/01/48, (AMT) 1/32 at 100.00 N/R 1,825,697
1,000 5.000%, 12/31/52, (AMT) 12/32 at 100.00 N/R 1,198,930
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing, OPCO LLC Project, Refunding
Senior Lien Series 2022:
2,500 4.000%, 1/01/40, (AMT) 1/32 at 100.00 N/R 2,696,325
5,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 N/R 4,545,300
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing, OPCO LLC Project, Senior Lien
Series 2012:
750 5.250%, 1/01/32, (AMT) 7/22 at 100.00 BBB 760,950
5,025 6.000%, 1/01/37, (AMT) 7/22 at 100.00 BBB 5,105,450
5,700 5.500%, 1/01/42, (AMT) 7/22 at 100.00 BBB 5,779,458
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
3,000 5.000%, 7/01/36 7/27 at 100.00 AA 3,486,870
2,000 5.000%, 7/01/42 7/27 at 100.00 AA 2,311,360
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/43
7/27 at 100.00 AA- 1,154,030
121,820 Total Transportation 126,403,061
U.S. Guaranteed - 11.9% (7.4% of Total Investments) (6)
935 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call AA 990,464
1,030 Chesapeake Bay Bridge and Tunnel Commission, Virginia, General
Resolution Revenue Bonds, Refunding Series 1998, 5.500%, 7/01/25 -
NPFG Insured, (ETM)
No Opt. Call Baa2 1,134,319
3,375 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2013A, 5.250%, 1/01/40, (Pre-refunded
1/01/23)
1/23 at 100.00 BBB+ 3,494,711
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25), 144A
3/25 at 100.00 N/R 111,780
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/33,
(Pre-refunded 10/01/27)
10/27 at 100.00 AA+ 1,187,630
1,000 Fairfax County Economic Development Authority, Virginia, Residential
Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A, 5.000%,
12/01/47, (Pre-refunded 12/01/23)
12/23 at 100.00 N/R 1,065,820
810 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 856,251

Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NPV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2018A:
$ 1,415 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ $ 1,680,497
1,010 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,199,506
1,000 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,187,630
1,630 Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C,
5.000%, 9/01/30, (Pre-refunded 3/01/27)
3/27 at 100.00 AAA 1,906,464
3,155 Prince William County Industrial Development Authority, Virginia, Health
Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince
William Hospital, Refunding Series 2013B, 5.000%, 11/01/46, (Pre-
refunded 11/01/22)
11/22 at 100.00 AA- 3,242,961
710 Puerto Rico, Highway Revenue Bonds, Highway and Transportation
Authority, Series 2005BB, 5.250%, 7/01/22 - AGM Insured, (ETM)
No Opt. Call A2 720,586
1,000 Roanoke Economic Development Authority, Virgina, Residential Care
Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes
Brandon Oaks Project, Series 2012, 4.625%, 12/01/27, (Pre-refunded
12/01/22)
12/22 at 100.00 N/R 1,027,940
1,460 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2015A, 5.000%, 1/01/40, (Pre-
refunded 1/01/25)
1/25 at 100.00 AA 1,609,825
Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Financing Program, Series 2012A:
5,225 5.000%, 11/01/42, (Pre-refunded 11/01/22) 11/22 at 100.00 N/R 5,372,397
1,000 Virginia Resources Authority, Water and Sewerage System Revenue
Bonds, Goochland County - Tuckahoe Creek Service District Project,
Series 2012, 0.000%, 11/01/34, (Pre-refunded 11/01/22)
11/22 at 63.13 AA 628,130
Western Virginia Regional Jail Authority, Virginia, Facility
Revenue Bonds, Refunding Series 2016:
915 5.000%, 12/01/36, (Pre-refunded 12/01/26) 12/26 at 100.00 N/R 1,062,462
2,335 Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2014A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 A+ 2,493,710
29,105 Total U.S. Guaranteed 30,973,083
Utilities - 8.9% (5.5% of Total Investments)
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/22)
No Opt. Call N/R 2,013,700
1,675 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,852,969
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 1,168,750
Guam Power Authority, Revenue Bonds, Series 2012A:
1,500 5.000%, 10/01/30 - AGM Insured 10/22 at 100.00 AA 1,531,605
495 5.000%, 10/01/34 10/22 at 100.00 BBB 504,554
3,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 AA+ 3,296,040
1,000 Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42 11/27 at 100.00 AA+ 1,165,650
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37,
144A
7/32 at 100.00 N/R 2,375,200
625 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.250%, 7/01/42
7/22 at 100.00 CCC 634,000
Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2016A:
5,000 5.000%, 1/15/33 1/26 at 100.00 Aa1 5,667,250
1,000 5.000%, 1/15/35 1/26 at 100.00 Aa1 1,132,240
730 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/24
3/22 at 100.00 CCC 713,728

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,000 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
7/23 at 100.00 B $ 1,021,770
21,025 Total Utilities 23,077,456
$ 395,824 Total Long-Term Investments (cost $393,044,491) 417,830,209
Floating Rate Obligations - (7.8)%   (20,350,000)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (49.1)% (7) (127,674,721)
Other Assets Less Liabilities - (3.8)% (9,790,263)
Net Assets Applicable to Common Shares - 100% $ 260,015,225
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 417,830,209 $ – $ 417,830,209
Total
$ – $ 417,830,209 $ – $ 417,830,209
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 30.6.%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.